EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
   EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year. The computation of diluted earnings per share is based on net income and the weighted average number of shares outstanding to include the restricted stock units based on the treasury stock method.

The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2012	2011	2010
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	(53,429)	32,652	38,557

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	—
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120